Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Consolidated Balance Sheets
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (per share) | $ / shares	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	2,514,499	648,761
Common stock, shares outstanding	2,514,499	648,761